Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	179,144,347
Entity Shell Company	false
Entity Emerging Growth Company	false